Current and Deferred Income Tax and Social Contribution (Tables)	12 Months Ended
Dec. 31, 2020
Current and Deferred Income Tax and Social Contribution
Schedule of reconciliation of income tax and social contribution expense
	As of December 31, 2020	As of December 31, 2019	From October 11 to December 31, 2018
Loss before income tax and social contribution for the year	(71,053)	(90,315)	3,690
Nominal statutory rate of income tax and social contribution	34%	34%	34%
IRPJ and CSLL calculated at the nominal rates	24,158	30,707	(1,255)

Permanent Additions	1,246	(1,100)	(3,475)
Total IRPJ and CSLL	25,404	29,607	(4,730)

Current IRPJ and CSLL in the result	7,874	(22,113)	(4,750)
Deferred IRPJ and CSLL in the result	17,530	51,720	20
	25,404	29,607	(4,730)
Effective tax rate of Income and social contribution tax expenses	36%	33%	128%

Schedule of changes in deferred income tax and social contribution assets and liabilities
	October 11 to December 31, 2018	Effect on profit (loss)	As of December 31, 2018	First adoption of IFRS 16	Effect on profit (loss)	Effect on Parent´s Net Investment (i)	As of December 31, 2019
Income tax/social contribution:
Income tax and social contribution losses carryforwards	119,557	(9,058)	110,499	-	6,573	(85,719)	31,353
Temporary Differences:
Impairment losses on trade receivables	9,068	(2,536)	6,532	-	1,129	(931)	6,730
Provision for obsolete inventories	25,906	(1,287)	24,619	-	(19,289)	2,423	7,753
Imputed interest on suppliers	(428)	(9,938)	(10,366)	-	8,477	(1,414)	(3,303)
Provision for risks of tax, civil and labor losses	3,624	2,243	5,867	-	15,497	(1,175)	20,189
Refund liabilities and right to returned goods	12,162	5,805	17,967	-	(6,170)	3,201	14,998
Lease Liabilities	-	-	-	1,508	1,308	778	3,594
Fair value adjustments on business combination (i)	(90,889)	12,997	(77,892)	-	46,574	832	(30,486)
Other termporary provision	8,951	1,794	10,745	-	(2,379)	(1,854)	6,512
Deferred Assets, net	87,951	20	87,971	1,508	51,720	(83,859)	57,340

(i)

On December 31, 2019 was derecognized through Parent´s Net Investment in the amount of R$ (83,859), upon the conclusion of the legal entity structure that was completed via the comprehensive corporate restructuring and the difference between tax bases of legal entity and amount recognized based on a separate return method for the carve-out operation.

	As of December 31, 2019	Effect on profit (loss)	Effect on Parent´s Equity (i) (note 1.4)	As of December 31, 2020
Income tax/social contribution:
Income tax and social contribution losses carryforwards (iii)	31,353	137,228	13,676	182,257
Temporary Differences:
Impairment losses on trade receivables	6,730	2,813	-	9,543
Provision for obsolete inventories	7,753	(4,490)	-	3,263
Imputed interest on suppliers	(3,303)	2,559	-	(744)
Provision for risks of tax, civil and labor losses	20,189	(1,051)	-	19,138
Refund liabilities and right to returned goods	14,998	(4,095)	-	10,903
Lease Liabilities	3,594	1,170	-	4,764
Goodwill and fair value adjustments on business combination (ii)	(30,486)	(120,112)	-	(150,598)
Other temporary difference	6,512	3,508	-	10,020
Deferred Assets, net	57,340	17,530	13,676	88,546

(i)

Refers to the tax effect over temporary differences, specifically IPO costs capitalization recorded in the Somos Sistemas de Ensino S.A. (Company’s affiliate) being its effects on equity and counterparty on deferred tax assets financial statement line. Here is important to enhance that part of IPO costs, that included auditing, lawyer’s advisor, banks fees and other directly costs attributable to the IPO were paid by the Company. The Parent Company, Vasta Platform, does not accrued deferred tax assets.

(ii)

Goodwill and fair value adjustments on business combination comprise three components, being (i) goodwill and fair value adjustment of prior business combination by predecessor Somos Anglo; (ii) amortization of fair value adjustment related to acquisition of the predecessor Somos Anglo by the successor Vasta; and (iii) deductibility of the acquisition goodwill for tax purpose allowed by tax law.

(iii)	Refers to tax losses carryforwards accumulated supported by the Company’s forecasts of the future profitability.